UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4563

Oppenheimer Limited-Term Government Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2014

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2014 Unaudited

	Principal Amount	Value
Asset-Backed Securities—3.6%
American Credit Acceptance Receivables Trust:
Series 2012-3, Cl. C, 2.78%, 9/17/18[1]	$840,000	$841,939
Series 2014-2, Cl. B, 2.26%, 3/10/20[1]	1,250,000	1,249,214
Series 2014-3, Cl. B, 2.43%, 6/10/20[1]	2,670,000	2,688,956
AmeriCredit Automobile Receivables Trust:
Series 2010-4, Cl. E, 6.40%, 4/9/18[1]	250,000	253,207
Series 2014-3, Cl. D, 3.13%, 10/8/20	1,445,000	1,454,922
Series 2014-4, Cl. D, 3.07%, 11/9/20	830,000	830,856
California Republic Auto Receivables Trust, Series 2013-2, Cl. C, 3.32%, 8/17/20	2,115,000	2,124,718
Capital Auto Receivables Asset Trust:
Series 2013-4, Cl. D, 3.22%, 5/20/19	955,000	969,695
Series 2014-3, Cl. D, 3.14%, 2/20/20	1,440,000	1,446,930
Credit Acceptance Auto Loan Trust, Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,445,000	1,443,730
DT Auto Owner Trust:
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	1,560,000	1,579,362
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	3,920,000	3,961,423
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	3,230,000	3,225,788
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	4,660,000	4,588,050
Exeter Automobile Receivables Trust:
Series 2012-2A, Cl. C, 3.06%, 7/16/18[1]	65,000	65,498
Series 2013-2A, Cl. C, 4.35%, 1/15/19[1]	2,915,000	2,954,873
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	1,015,000	994,160
First Investors Auto Owner Trust:
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	1,505,000	1,514,921
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	1,115,000	1,119,370
Series 2014-3A, Cl. D, 3.85%, 2/15/22[1]	1,305,000	1,304,163
Navistar Financial Dealer Note Master Owner Trust II, Series 2014-1, Cl. D, 2.47%, 10/25/19[1,2]	1,090,000	1,094,509
Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	3,200,000	3,348,788
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,415,000	2,503,166
Series 2014-4, Cl. D, 3.10%, 11/16/20	1,675,000	1,678,825
SNAAC Auto Receivables Trust, Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	1,245,000	1,253,141
Westlake Automobile Receivables Trust:
Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	1,405,000	1,391,838
Series 2014-2A, Cl. D, 2.86%, 7/15/21[1]	1,490,000	1,489,736
Total Asset-Backed Securities (Cost $47,305,820)		47,371,778

Mortgage-Backed Obligations—67.9%
Government Agency—62.0%
FHLMC/FNMA/FHLB/Sponsored—60.3%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	67,118	70,649
5.50%, 4/1/18	672,082	709,859
6.00%, 5/1/18-10/1/29	3,566,659	3,973,487
6.50%, 4/1/18-4/1/34	2,143,013	2,426,119
7.00%, 8/1/16-10/1/37	1,359,622	1,577,141
7.50%, 1/1/32-9/1/33	4,005,441	4,887,962

1    Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited  /  Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp. Gold Pool: (Continued)
8.00%, 4/1/16	$76,407	$77,662
8.50%, 3/1/31	87,994	97,782
9.00%, 8/1/22-5/1/25	93,033	102,829
10.00%, 8/1/21	34,507	35,118
11.50%, 6/1/20-11/17/20	3,596	3,625
12.00%, 6/1/15	55	55
12.50%, 7/1/19	228	230
Federal Home Loan Mortgage Corp. Non Gold Pool, 11%, 11/1/20	20,400	22,578
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 4.39%, 2/1/28[3]	197,625	36,354
Series 205, Cl. IO, 11.311%, 9/1/29[3]	1,368,588	266,533
Series 206, Cl. IO, 0.00%, 12/1/29[3,4]	77,709	19,263
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	490,350	89,376
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	17,737,893	18,083,533
Federal Home Loan Mortgage Corp., Multifamily Structured Pass Through Certificates:
Series K015, Cl. A1, 2.257%, 10/25/20	849,997	866,251
Series K040, Cl. A1, 2.768%, 4/25/24	9,044,515	9,283,145
Series K041, Cl. A1, 2.72%, 8/25/24	7,920,000	8,078,400
Series K503, Cl. A1, 1.384%, 1/25/19	11,967,392	11,885,888
Series K709, Cl. A1, 1.56%, 10/25/18	1,773,800	1,788,287
Series K716, Cl. A1, 2.413%, 1/25/21	4,326,405	4,426,185
Series K717, Cl. A1, 2.342%, 2/25/21	6,075,000	6,200,670
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 13.679%, 12/1/31[5]	303,574	275,294
Series 219, Cl. PO, 13.758%, 3/1/32[5]	902,252	818,091
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 0.811%, 6/15/21[2]	4,264	4,308
Series 151, Cl. F, 9.00%, 5/15/21	16,269	18,148
Series 1695, Cl. F, 2.041%, 3/15/24[2]	1,085,540	1,121,327
Series 2035, Cl. PC, 6.95%, 3/15/28	730,606	839,159
Series 2084, Cl. ZC, 6.50%, 8/15/28	390,027	439,216
Series 2116, Cl. ZA, 6.00%, 1/15/29	506,485	556,292
Series 2122, Cl. FD, 0.511%, 2/15/29[2]	571,700	576,026
Series 2132, Cl. FN, 1.056%, 3/15/29[2]	798,688	818,894
Series 2148, Cl. ZA, 6.00%, 4/15/29	874,134	958,970
Series 2195, Cl. LH, 6.50%, 10/15/29	1,330,968	1,480,800
Series 2220, Cl. PD, 8.00%, 3/15/30	217,630	256,793
Series 2281, Cl. Z, 6.50%, 2/15/31	1,792,813	2,001,994
Series 2319, Cl. BZ, 6.50%, 5/15/31	2,854,143	3,257,313
Series 2326, Cl. ZP, 6.50%, 6/15/31	606,407	679,024
Series 2344, Cl. FP, 1.111%, 8/15/31[2]	427,093	439,431
Series 2368, Cl. TG, 6.00%, 10/15/16	29,095	29,814
Series 2392, Cl. FB, 0.761%, 1/15/29[2]	132,502	134,622
Series 2396, Cl. FE, 0.761%, 12/15/31[2]	246,955	250,886
Series 2401, Cl. FA, 0.811%, 7/15/29[2]	188,447	191,647
Series 2427, Cl. ZM, 6.50%, 3/15/32	133,094	149,426
Series 2464, Cl. FI, 1.161%, 2/15/32[2]	264,613	272,298
Series 2470, Cl. LF, 1.161%, 2/15/32[2]	270,721	278,584
Series 2471, Cl. FD, 1.161%, 3/15/32[2]	396,114	407,717
Series 2481, Cl. AF, 0.711%, 3/15/32[2]	231,367	234,622

2    Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited  /  Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2500, Cl. FD, 0.661%, 3/15/32[2]	$396,459	$401,908
Series 2504, Cl. FP, 0.661%, 3/15/32[2]	450,378	455,934
Series 2526, Cl. FE, 0.561%, 6/15/29[2]	477,927	482,775
Series 2530, Cl. FD, 0.661%, 2/15/32[2]	527,592	533,979
Series 2538, Cl. F, 0.761%, 12/15/32[2]	59,553	60,420
Series 2550, Cl. FI, 0.511%, 11/15/32[2]	213,228	214,331
Series 2551, Cl. FD, 0.561%, 1/15/33[2]	438,139	442,198
Series 2564, Cl. MP, 5.00%, 2/15/18	4,878,923	5,124,015
Series 2585, Cl. HJ, 4.50%, 3/15/18	2,732,105	2,848,885
Series 2627, Cl. KM, 4.50%, 6/15/18	807,468	842,420
Series 2630, Cl. MB, 4.50%, 6/15/18	972,622	1,017,739
Series 2635, Cl. AG, 3.50%, 5/15/32	2,890,589	3,014,475
Series 2668, Cl. AZ, 4.00%, 9/15/18	361,867	375,619
Series 2676, Cl. KY, 5.00%, 9/15/23	1,539,138	1,666,753
Series 2707, Cl. QE, 4.50%, 11/15/18	2,237,523	2,354,123
Series 2708, Cl. N, 4.00%, 11/15/18	2,067,160	2,146,390
Series 2770, Cl. TW, 4.50%, 3/15/19	6,372,171	6,724,765
Series 2843, Cl. BC, 5.00%, 8/15/19	974,337	1,028,908
Series 3010, Cl. WB, 4.50%, 7/15/20	1,109,796	1,173,351
Series 3013, Cl. GA, 5.00%, 6/15/34	711,222	723,531
Series 3025, Cl. SJ, 24.16%, 8/15/35[2]	139,099	197,373
Series 3134, Cl. FA, 0.461%, 3/15/36[2]	8,126,081	8,139,688
Series 3342, Cl. FT, 0.611%, 7/15/37[2]	1,773,461	1,785,769
Series 3465, Cl. HA, 4.00%, 7/15/17	85,987	86,694
Series 3617, Cl. DC, 4.00%, 7/15/27	220,966	221,588
Series 3645, Cl. EH, 3.00%, 12/15/20	6,540,604	6,740,939
Series 3647, Cl. BD, 3.00%, 12/15/19	7,739,445	7,840,774
Series 3659, Cl. DE, 2.00%, 3/15/19	2,043,847	2,073,475
Series 3741, Cl. PA, 2.15%, 2/15/35	5,541,414	5,645,492
Series 3804, Cl. WJ, 3.50%, 3/15/39	7,588,097	7,793,109
Series 3805, Cl. AK, 3.50%, 4/15/24	689,147	711,564
Series 3815, Cl. BD, 3.00%, 10/15/20	758,999	778,545
Series 3822, Cl. JA, 5.00%, 6/15/40	374,472	393,844
Series 3840, Cl. CA, 2.00%, 9/15/18	572,113	579,937
Series 3848, Cl. WL, 4.00%, 4/15/40	3,941,827	4,043,611
Series 3857, Cl. GL, 3.00%, 5/15/40	3,652,082	3,737,705
Series 3887, Cl. NC, 3.00%, 7/15/26	1,231,404	1,257,170
Series 3917, Cl. BA, 4.00%, 6/15/38	1,838,902	1,914,611
Series 3935, Cl. NA, 3.50%, 10/15/26	8,036,665	8,407,460
Series 4109, Cl. KD, 3.00%, 5/15/32	4,056,176	4,162,300
Series 4221, Cl. HJ, 1.50%, 7/15/23	6,560,877	6,585,434
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 48.237%, 7/17/28[3]	311,515	71,531
Series 2079, Cl. S, 0.00%, 7/17/28[3,4]	560,209	131,574
Series 2493, Cl. S, 45.121%, 9/15/29[3]	363,146	73,179
Series 2526, Cl. SE, 24.29%, 6/15/29[3]	660,315	127,240
Series 2795, Cl. SH, 7.496%, 3/15/24[3]	4,523,492	616,890
Series 2796, Cl. SD, 48.549%, 7/15/26[3]	152,068	33,339
Series 2835, Cl. BS, 0.00%, 12/15/28[3,4]	706,217	8,370

3    Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited  /  Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2920, Cl. S, 51.38%, 1/15/35[3]	$3,502,465	$562,570
Series 2922, Cl. SE, 4.866%, 2/15/35[3]	604,496	96,797
Series 3201, Cl. SG, 1.54%, 8/15/36[3]	1,191,486	194,623
Series 3397, Cl. GS, 14.828%, 12/15/37[3]	85,788	14,805
Series 3424, Cl. EI, 8.466%, 4/15/38[3]	231,451	26,411
Series 3450, Cl. BI, 8.17%, 5/15/38[3]	3,994,068	519,033
Series 3606, Cl. SN, 0.412%, 12/15/39[3]	1,111,617	198,571
Federal Home Loan Mortgage Corp., Stripped Mtg.-Backed Security, Series 237, Cl. F16, 0.661%, 5/15/36[2]	4,238,794	4,289,879
Federal National Mortgage Assn.:
3.50%, 1/15/45[6]	33,680,000	35,094,652
4.00%, 1/25/45[6]	102,095,000	108,934,041
4.50%, 1/1/30-1/15/45[6]	154,293,000	167,111,596
5.00%, 1/1/45[6]	130,000	143,632
Federal National Mortgage Assn. Pool:
3.50%, 12/1/20-8/1/40	32,460,042	34,314,607
4.50%, 9/1/18-8/1/26	7,705,528	8,125,518
5.00%, 2/1/18-7/1/22	11,702,348	12,350,030
5.50%, 9/1/19-5/1/24	6,966,441	7,452,693
6.00%, 3/1/17-2/1/40	8,561,561	9,614,260
6.50%, 6/1/17-1/1/34	10,637,021	12,075,884
7.00%, 3/1/15-2/1/36	7,379,988	8,622,787
7.50%, 2/1/27-8/1/33	9,965,219	11,809,605
8.00%, 6/1/17	159	161
8.50%, 7/1/32	65,367	75,436
9.00%, 8/1/19	3,634	3,975
9.50%, 11/1/21	2,062	2,246
11.00%, 11/1/15-7/20/19	36,707	37,135
11.25%, 2/15/16	2,597	2,621
11.50%, 7/15/19	91	92
12.00%, 5/1/16	108	109
12.50%, 12/1/15	321	323
13.00%, 12/1/15	321	321
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 34.638%, 5/25/23[3]	910,423	148,647
Series 254, Cl. 2, 30.65%, 1/25/24[3]	1,183,665	172,304
Series 294, Cl. 2, 11.872%, 2/25/28[3]	1,319,219	224,082
Series 301, Cl. 2, 0.00%, 4/25/29[3,4]	547,138	94,146
Series 321, Cl. 2, 13.155%, 4/25/32[3]	3,173,129	551,977
Series 324, Cl. 2, 0.00%, 7/25/32[3,4]	1,099,806	191,617
Series 331, Cl. 10, 17.912%, 2/25/33[3]	1,609,520	355,220
Series 331, Cl. 4, 0.00%, 2/25/33[3,4]	1,253,778	281,779
Series 331, Cl. 5, 8.895%, 2/25/33[3]	1,860,815	415,287
Series 331, Cl. 6, 1.807%, 2/25/33[3]	1,806,266	403,676
Series 334, Cl. 10, 4.309%, 2/25/33[3]	721,328	157,811
Series 339, Cl. 15, 5.506%, 10/25/33[3]	642,433	128,736
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	1,248,776	227,998
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	1,244,152	202,504
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	930,075	173,356
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	453,452	72,444

4    Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited  /  Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	$1,283,269	$222,995
Series 364, Cl. 15, 0.00%, 9/25/35[3,4]	683,397	117,587
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 12.269%, 9/25/32[5]	230,903	207,028
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1988-7, Cl. Z, 9.25%, 4/25/18	17,721	19,135
Series 1991-109, Cl. Z, 8.50%, 9/25/21	11,563	13,062
Series 1997-16, Cl. PD, 7.00%, 3/18/27	1,210,027	1,371,270
Series 1998-59, Cl. Z, 6.50%, 10/25/28	117,695	128,977
Series 1999-54, Cl. LH, 6.50%, 11/25/29	672,915	741,172
Series 2001-69, Cl. PF, 1.17%, 12/25/31[2]	634,292	652,875
Series 2002-12, Cl. PG, 6.00%, 3/25/17	1,183,764	1,228,827
Series 2002-19, Cl. PE, 6.00%, 4/25/17	76,492	78,817
Series 2002-29, Cl. F, 1.17%, 4/25/32[2]	281,397	289,630
Series 2002-39, Cl. FD, 1.162%, 3/18/32[2]	562,557	580,270
Series 2002-52, Cl. FD, 0.67%, 9/25/32[2]	468,982	475,402
Series 2002-53, Cl. FY, 0.67%, 8/25/32[2]	349,570	353,783
Series 2002-64, Cl. FJ, 1.17%, 4/25/32[2]	86,722	89,259
Series 2002-65, Cl. FB, 1.17%, 7/25/32[2]	533,147	548,721
Series 2002-68, Cl. FH, 0.662%, 10/18/32[2]	172,002	174,191
Series 2002-77, Cl. TF, 1.162%, 12/18/32[2]	1,132,401	1,165,409
Series 2002-82, Cl. FE, 1.17%, 12/25/32[2]	503,202	517,720
Series 2002-9, Cl. PC, 6.00%, 3/25/17	663,581	691,246
Series 2002-90, Cl. FJ, 0.67%, 9/25/32[2]	191,057	193,373
Series 2002-90, Cl. FM, 0.67%, 9/25/32[2]	183,709	185,935
Series 2003-100, Cl. PA, 5.00%, 10/25/18	6,590,955	6,961,815
Series 2003-112, Cl. AN, 4.00%, 11/25/18	1,353,951	1,408,183
Series 2003-116, Cl. FA, 0.57%, 11/25/33[2]	303,337	305,351
Series 2003-119, Cl. FK, 0.67%, 5/25/18[2]	2,271,344	2,284,781
Series 2003-130, Cl. CS, 13.761%, 12/25/33[2]	680,083	786,112
Series 2003-21, Cl. FK, 0.57%, 3/25/33[2]	35,481	35,656
Series 2003-26, Cl. XF, 0.62%, 3/25/23[2]	1,126,343	1,131,610
Series 2003-44, Cl. CB, 4.25%, 3/25/33	325,445	332,854
Series 2003-84, Cl. GE, 4.50%, 9/25/18	1,122,139	1,172,406
Series 2004-101, Cl. BG, 5.00%, 1/25/20	1,197,086	1,237,119
Series 2004-25, Cl. PC, 5.50%, 1/25/34	1,005,165	1,064,153
Series 2004-29, Cl. QG, 4.50%, 12/25/32	1,207,965	1,223,930
Series 2004-72, Cl. FB, 0.67%, 9/25/34[2]	3,073,576	3,116,171
Series 2005-109, Cl. AH, 5.50%, 12/25/25	6,271,813	6,844,250
Series 2005-45, Cl. XA, 0.51%, 6/25/35[2]	3,877,254	3,897,439
Series 2005-5, Cl. AB, 5.00%, 4/25/32	255,561	256,875
Series 2005-67, Cl. BF, 0.52%, 8/25/35[2]	1,727,197	1,739,712
Series 2005-85, Cl. FA, 0.52%, 10/25/35[2]	3,627,914	3,653,121
Series 2006-11, Cl. PS, 23.945%, 3/25/36[2]	587,219	840,294
Series 2006-46, Cl. SW, 23.578%, 6/25/36[2]	550,646	779,505
Series 2006-50, Cl. KS, 23.579%, 6/25/36[2]	451,369	645,736
Series 2006-50, Cl. SK, 23.579%, 6/25/36[2]	134,134	183,803
Series 2007-113, Cl. DB, 4.50%, 12/25/22	13,000,000	13,767,351
Series 2007-79, Cl. FA, 0.62%, 8/25/37[2]	1,294,670	1,306,612
Series 2008-14, Cl. BA, 4.25%, 3/25/23	1,465,826	1,532,880
Series 2008-24, Cl. DY, 5.00%, 4/25/23	1,181,448	1,241,590

5    Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited  /  Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2008-75, Cl. DB, 4.50%, 9/25/23	$3,581,633	$3,747,473
Series 2009-113, Cl. DB, 3.00%, 12/25/20	13,076,148	13,441,012
Series 2009-114, Cl. AC, 2.50%, 12/25/23	722,986	734,889
Series 2009-36, Cl. FA, 1.11%, 6/25/37[2]	7,058,569	7,245,049
Series 2009-37, Cl. HA, 4.00%, 4/25/19	1,938,814	2,009,786
Series 2009-70, Cl. NT, 4.00%, 8/25/19	1,263,694	1,309,289
Series 2009-70, Cl. TL, 4.00%, 8/25/19	6,173,285	6,396,021
Series 2010-37, Cl. NG, 4.00%, 1/25/28	1,930,137	1,949,572
Series 2010-43, Cl. KG, 3.00%, 1/25/21	1,463,152	1,506,486
Series 2011-104, Cl. MA, 2.50%, 10/25/26	907,121	915,469
Series 2011-122, Cl. EC, 1.50%, 1/25/20	8,310,446	8,364,801
Series 2011-15, Cl. DA, 4.00%, 3/25/41	3,058,606	3,193,416
Series 2011-3, Cl. EL, 3.00%, 5/25/20	21,367,834	21,971,133
Series 2011-3, Cl. KA, 5.00%, 4/25/40	3,349,495	3,668,945
Series 2011-38, Cl. AH, 2.75%, 5/25/20	616,361	631,117
Series 2011-44, Cl. EA, 3.00%, 6/25/24	1,060,247	1,101,287
Series 2011-45, Cl. NG, 3.00%, 3/25/25	755,785	777,586
Series 2011-45, Cl. TE, 3.00%, 3/25/25	1,352,934	1,390,807
Series 2011-6, Cl. BA, 2.75%, 6/25/20	2,362,570	2,435,638
Series 2011-69, Cl. EA, 3.00%, 11/25/29	2,729,084	2,775,273
Series 2011-82, Cl. AD, 4.00%, 8/25/26	4,310,542	4,489,740
Series 2011-88, Cl. AB, 2.50%, 9/25/26	1,280,414	1,306,707
Series 2012-20, Cl. FD, 0.57%, 3/25/42[2]	1,339,584	1,346,236
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-63, Cl. SD, 27.368%, 12/18/31[3]	481,653	113,458
Series 2001-68, Cl. SC, 18.925%, 11/25/31[3]	399,215	77,390
Series 2001-81, Cl. S, 23.762%, 1/25/32[3]	307,530	66,836
Series 2002-28, Cl. SA, 32.95%, 4/25/32[3]	304,545	58,075
Series 2002-38, Cl. SO, 42.757%, 4/25/32[3]	508,815	89,468
Series 2002-39, Cl. SD, 33.032%, 3/18/32[3]	545,977	122,591
Series 2002-48, Cl. S, 28.602%, 7/25/32[3]	495,029	96,152
Series 2002-52, Cl. SD, 30.766%, 9/25/32[3]	468,982	97,006
Series 2002-52, Cl. SL, 30.982%, 9/25/32[3]	318,014	62,607
Series 2002-53, Cl. SK, 32.649%, 4/25/32[3]	318,566	69,886
Series 2002-56, Cl. SN, 30.279%, 7/25/32[3]	672,333	149,698
Series 2002-60, Cl. SM, 28.965%, 8/25/32[3]	840,700	133,585
Series 2002-77, Cl. IS, 37.42%, 12/18/32[3]	728,297	166,417
Series 2002-77, Cl. SH, 34.289%, 12/18/32[3]	442,839	87,052
Series 2002-9, Cl. MS, 24.706%, 3/25/32[3]	507,623	103,342
Series 2003-33, Cl. IA, 0.00%, 5/25/33[3,4]	99,670	17,018
Series 2003-33, Cl. SP, 27.688%, 5/25/33[3]	1,090,968	236,851
Series 2003-38, Cl. SA, 0.00%, 3/25/23[3,4]	709,100	47,121
Series 2003-4, Cl. S, 29.285%, 2/25/33[3]	625,287	129,806
Series 2005-12, Cl. SC, 6.986%, 3/25/35[3]	302,810	50,377
Series 2005-14, Cl. SE, 36.439%, 3/25/35[3]	4,365,243	675,788
Series 2005-40, Cl. SA, 46.118%, 5/25/35[3]	1,844,134	362,693
Series 2005-52, Cl. JH, 0.953%, 5/25/35[3]	855,904	150,089
Series 2005-63, Cl. SA, 45.759%, 10/25/31[3]	1,609,116	281,227
Series 2005-63, Cl. X, 29.715%, 10/25/31[3]	19,048	659

6    Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited  /  Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2008-55, Cl. SA, 11.251%, 7/25/38[3]	$30,121	$4,151
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	1,069,241	72,534
Series 2009-85, Cl. IO, 0.00%, 10/25/24[3,4]	2,283,180	130,520
Series 2012-40, Cl. PI, 0.496%, 4/25/41[3]	344,911	55,934
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 10.646%, 10/15/29[3]	20,910,760	135,753
Series 2001-3, Cl. IO, 15.046%, 10/15/31[3]	9,528,134	56,081
Series 2002-2, Cl. IO, 8.282%, 1/15/32[3]	25,000,992	85,326
Series 2002-3, Cl. IO, 10.873%, 8/15/32[3]	34,450,784	316,127
Series 2003-1, Cl. IO, 10.463%, 11/15/32[3]	51,244,274	316,054
		787,888,795

GNMA/Guaranteed—1.2%
Government National Mortgage Assn. I Pool:
6.50%, 1/15/24	57,645	65,809
7.00%, 1/15/28-9/15/29	441,469	499,847
7.50%, 6/15/28-8/15/28	429,585	449,637
8.00%, 9/15/28	18,046	18,341
8.50%, 8/15/17-12/15/17	116,575	123,391
9.50%, 9/15/17	1,066	1,086
10.50%, 12/15/17-1/15/21	20,549	20,719
Government National Mortgage Assn. II Pool:
7.00%, 1/20/30	46,754	55,619
11.00%, 10/20/19	15,870	16,191
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-6, Cl. SA, 58.965%, 3/16/28[3]	728,389	163,775
Series 2002-76, Cl. SG, 5.126%, 10/16/29[3]	239,173	52,703
Series 2011-52, Cl. HS, 9.043%, 4/16/41[3]	5,281,925	1,114,245
Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8.00%, 9/16/29	5,136,798	6,030,508
Series 2009-31, Cl. MA, 4.50%, 8/20/33	201,017	202,632
Series 2009-66, Cl. CD, 2.50%, 8/16/39	206,111	210,239
Series 2009-75, Cl. GC, 4.00%, 7/20/30	142,448	142,870
Series 2010-139, Cl. AB, 4.00%, 5/20/36	822,193	840,856
Series 2014-167, Cl. WF, 0.605%, 7/20/44[2]	6,266,218	6,268,424
		16,276,892

Other Agency—0.5%
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl. A, 0.512%, 12/7/20[2]	6,152,119	6,164,164
Non-Agency—5.9%
Commercial—5.6%
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 2.24%, 9/26/35[1,2]	1,682,170	1,716,145
Series 2012-RR2, Cl. 6A3, 2.691%, 9/26/35[1,2]	3,204,109	3,219,633
Series 2012-RR6, 2.404%, 11/26/36[1]	4,504,727	4,517,480
Bear Stearns ARM Trust, Series 2005-2, Cl. A1, 2.58%, 3/25/35[2]	2,711,238	2,745,624
CHL Mortgage Pass-Through Trust, Series 2003-J5, Cl. 2A1, 5%, 7/25/18	805,819	820,976
Citigroup Mortgage Loan Trust, Inc.:
Series 2012-8, Cl. 1A1, 2.71%, 10/25/35[1,2]	5,698,940	5,755,286

7    Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited  /  Continued

	Principal Amount	Value
Commercial—5.6%
Citigroup Mortgage Loan Trust, Inc.: (Continued)
Series 2014-8, Cl. 1A1, 0.446%, 7/20/36[1,2]	$6,500,000	$6,167,604
CSMC, Series 2009-13R, Cl. 4A1, 2.618%, 9/26/36[1,2]	575,846	580,992
FREMF Mortgage Trust:
Series 2012-K501, Cl. C, 3.458%, 11/25/46[1,2]	2,175,000	2,210,158
Series 2013-K25, Cl. C, 3.743%, 11/25/45[1,2]	805,000	781,729
Series 2013-K26, Cl. C, 3.60%, 12/25/45[1,2]	550,000	532,877
Series 2013-K27, Cl. C, 3.497%, 1/25/46[1,2]	850,000	801,779
Series 2013-K502, Cl. C, 3.195%, 3/25/45[1,2]	1,460,000	1,451,969
Series 2013-K712, Cl. C, 3.368%, 5/25/45[1,2]	3,500,000	3,459,036
Series 2013-K713, Cl. C, 3.165%, 4/25/46[1,2]	4,090,000	3,992,983
Series 2014-K36, Cl. C, 4.362%, 12/25/46[1,2]	3,250,000	3,233,789
Series 2014-K38, Cl. C, 4.636%, 6/25/47[1,2]	5,250,000	5,287,721
Series 2014-K714, Cl. C, 3.988%, 1/25/47[1,2]	2,500,000	2,462,411
Series 2014-K715, Cl. C, 4.124%, 2/25/46[1,2]	2,205,000	2,195,033
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 5.226%, 7/25/35[2]	1,583,677	1,570,425
JP Morgan Resecuritization Trust, Series 2009-11, Cl. 5A1, 2.618%, 9/26/36[1,2]	2,191,429	2,197,521
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 2.643%, 4/21/34[2]	1,099,121	1,125,136
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C11, Cl. D, 4.417%, 8/15/46[1,2]	1,700,000	1,630,496
Series 2013-C13, Cl. D, 4.895%, 11/15/46[1,2]	4,060,000	3,999,695
Series 2013-C7, Cl. D, 4.302%, 2/15/46[1,2]	260,000	251,310
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 1.957%, 11/26/36[1,2]	5,847,975	5,799,427
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.362%, 6/26/46[1,2]	2,792,907	2,822,648
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 2.391%, 8/25/34[2]	1,401,115	1,384,057
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 4.889%, 5/10/63[1,2]	630,000	628,417
		73,342,357

Residential—0.3%
Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.519%, 12/25/34[2]	1,088,034	1,078,623
RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	133,701	107,713
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	1,895,096	1,530,292
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 2.419%, 10/25/33[2]	1,005,793	1,029,934
		3,746,562
Total Mortgage-Backed Obligations (Cost $872,121,823)		887,418,770

U.S. Government Obligations—52.0%
Federal Home Loan Mortgage Corp. Nts., 0.57%, 8/26/16	18,000,000	17,955,414
Federal National Mortgage Assn. Nts., 1%, 9/27/17	13,393,000	13,351,576
United States Treasury Nts.:
0.625%, 8/31/17	38,000,000	37,627,410
0.75%, 2/28/18	195,665,000	192,959,344
0.875%, 2/28/17-1/31/18	122,735,000	122,102,304

8    Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS Unaudited  /  Continued

	Principal Amount	Value

U.S. Government Obligations (Continued)
United States Treasury Nts.: (Continued)
1.00%, 12/15/17	$57,780,000	$57,651,324
1.375%, 9/30/18	134,939,000	134,791,377
2.00%, 9/30/20[7]	42,215,000	42,632,211
2.25%, 11/30/17	52,000,000	53,759,056
2.50%, 8/15/23	5,746,000	5,928,033

Total U.S. Government Obligations (Cost $679,257,751)		678,758,049

Total Investments, at Value (Cost $1,598,685,394)	123 .5%	1,613,548,597

Net Other Assets (Liabilities)	(23 .5)	(306,923,776)

Net Assets	100.0%	$1,306,624,821

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $104,561,971 or 8.00% of the Fund’s net assets as of December 31, 2014.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $13,177,020 or 1.01% of the Fund’s net assets as of December 31, 2014.

4. Interest rate is less than 0.0005%.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,300,413 or 0.10% of the Fund’s net assets as of December 31, 2014.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after December 31, 2014. See Note 4 of the accompanying Notes.

7. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $2,474,213. See Note 5 of the accompanying Notes.

Futures Contracts as of December 31, 2014
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
United States Treasury Long Bonds	CBT	Buy	3/20/15	96	$13,878,000	$305,160
United States Treasury Nts., 2 yr.	CBT	Sell	3/31/15	1,155	252,475,781	363,628
United States Treasury Nts., 10 yr.	CBT	Sell	3/20/15	1,554	197,042,344	(726,354)
United States Treasury Ultra Bonds	CBT	Buy	3/20/15	4	660,750	30,116

						$(27,450)

Glossary:

Exchange Abbreviations:

CBT	Chicago Board of Trade

9    Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS December 31, 2014 Unaudited

1. Organization

Oppenheimer Limited-Term Government Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the

10    Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar

11    Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

12    Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts as of December 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$47,371,778	$—	$47,371,778
Mortgage-Backed Obligations	—	887,418,770	—	887,418,770
U.S. Government Obligations	—	678,758,049	—	678,758,049

Total Investments, at Value	—	1,613,548,597	—	1,613,548,597
Other Financial Instruments:
Futures contracts	698,904	—	—	698,904

Total Assets	$698,904	$1,613,548,597	$—	$1,614,247,501

Liabilities Table
Other Financial Instruments:
Futures contracts	$(726,354)	$—	$—	$(726,354)

Total Liabilities	$(726,354)	$—	$—	$(726,354)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

13    Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

As of December 31, 2014, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$338,346,743
Sold securities	27,935,994

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At the period ended December 31, 2014 the counterparty pledged $270,000 of collateral to the Fund for forward roll transactions.

5. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

14    Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

15    Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended December 31, 2014, the Fund had an ending monthly average market value of $12,776,594 and $324,010,531 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

16    Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

17    Oppenheimer Limited-Term Government Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,598,685,394
Federal tax cost of other investments	(434,951,925)

Total federal tax cost	$1,163,733,469

Gross unrealized appreciation	$21,176,424
Gross unrealized depreciation	(6,340,671)

Net unrealized appreciation	$14,835,753

18    Oppenheimer Limited-Term Government Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/11/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/11/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	2/11/2015